SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of segment information

	Three Months Ended June 30, 2025
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$200,681	$200,681
Cost of goods sold	–	45,157	45,157
Total operating expenses	4,413,385	263,353	4,676,738
Net loss from operations	$(4,413,385)	$(107,829)	$(4,521,214)

	Three Months Ended June 30, 2024
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$–	$–
Cost of goods sold	–	–	–
Total operating expenses	2,828,102	–	2,828,102
Net loss from operations	$(2,828,102)	$–	$(2,828,102)

	Six Months Ended June 30, 2025
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$263,555	$263,555
Cost of goods sold	–	90,313	90,313
Total operating expenses	8,428,087	323,353	8,751,440
Net loss from operations	$(8,428,087)	$(150,111)	$(8,578,198)

	Six Months Ended June 30, 2024
	Biotechnology Segment	Technology Segment	Consolidated
Sales	$–	$–	$–
Cost of goods sold	–	–	–
Total operating expenses	5,750,485	–	5,750,485
Net loss from operations	$(5,750,485)	$–	$(5,750,485)